INCOME TAX (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Statement [Line Items]
Tax losses	$ 404,819
Resource pools	93,724
Other	85,174
Within one year
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	0
One to Five Years
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	357
After Five Years
Statement [Line Items]
Tax losses	365,708
Resource pools	0
Other	0
No Expiry Date
Statement [Line Items]
Tax losses	39,111
Resource pools	93,724
Other	$ 84,817